Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current
Cash	$ 2,712,446	$ 3,377,464
Accounts receivable	1,381,979	807,009
Prepaid expenses	92,768	161,490
Inventory	4,144,196	5,534,558
Total current assets	8,331,389	9,880,521
Property, plant and equipment	3,277,262	3,246,394
Deposit	67,181	127,643
Intangible assets	471,311	473,952
Total assets	12,147,143	13,728,510
Current
Accounts payable and accrued liabilities	1,184,463	1,118,573
Income tax payable	30,626	0
Current portion of lease liability	112,067	91,783
Derivative warrant liability	3,665	0
Total current liabilities	1,330,821	1,210,356
Long term portion of lease liability	34,650	195,930
Derivative warrant liability	0	267,111
Total liabilities	1,365,471	1,673,397
Shareholders' Equity
Capital Stock	27,123,039	27,123,039
Reserves	4,840,083	4,758,107
Deficit	(21,181,450)	(19,826,033)
Stockholders' equity	10,781,672	12,055,113
Total liabilities and stockholders' equity	$ 12,147,143	$ 13,728,510